Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$90	$95,087
5.00%, 09/01/21	530	571,709
Alabama Public School & College Authority RB
5.00%, 03/01/21	150	159,189
Series A, 5.00%, 02/01/21	115	121,677
Series A, 5.00%, 05/01/21	100	106,747
Series B, 5.00%, 01/01/21	195	205,696
Series B, 5.00%, 05/01/21	145	154,783
Auburn University RB, Series A, 5.00%, 06/01/21	100	107,066
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	96,953
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	124,001
State of Alabama GO
Series A, 5.00%, 08/01/21	685	737,916
Series A, 5.00%, 11/01/21	100	108,674
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	397,398

		2,986,896

Alaska — 0.2%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	37,151
City of Valdez AK RB
Series B, 5.00%, 01/01/21	220	231,238
Series C, 5.00%, 01/01/21	95	99,853
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	53,989
State of Alaska GO, Series A, 4.00%, 08/01/21	125	132,090

		554,321

Arizona — 2.5%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/21	460	491,896
Series B, 5.00%, 06/01/21	125	133,668
Series C, 5.00%, 06/01/21	105	112,281
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	300,790
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	270,055
Arizona State University RB, Series A, 5.00%, 07/01/21	170	182,554
Arizona Transportation Board RB, 5.00%, 07/01/21	750	805,589
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	774,609
Series A, 5.00%, 10/01/21 (ETM)	50	54,180
City of Phoenix AZ GO, 4.00%, 07/01/21	215	226,900
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	25	26,384
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	42,198
5.00%, 07/01/21	575	617,548
Series A, 5.00%, 07/01/21	130	139,653
City of Scottsdale AZ GOL, 5.00%, 07/01/21	195	209,440
County of Pima AZ GO, 5.00%, 07/01/21	55	59,051
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	182,520
Series B, 5.00%, 07/01/21	135	144,943
Maricopa County Community College District GO
5.00%, 07/01/21	395	424,250
Series D, 4.00%, 07/01/21	205	216,308
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	170	182,622

Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/21	$150	$158,303
5.00%, 07/01/21	300	322,275
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	294,379
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/21	340	370,644
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	53,693
State of Arizona COP
5.00%, 09/01/21	100	107,936
5.00%, 10/01/21	180	194,845
University of Arizona (The) RB
4.00%, 08/01/21	115	121,594
5.00%, 06/01/21	70	74,946

		7,296,054

Arkansas — 0.6%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	203,534
State of Arkansas GO
5.00%, 04/01/21	200	212,960
5.00%, 06/15/21	745	799,184
5.00%, 10/01/21	265	287,151
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	81,193
Series B, 5.00%, 11/01/21	30	32,623

		1,616,645

California — 7.7%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	54,148
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	56,959
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	105,344
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,372
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	117,449
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	27,090
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	107,623
Series A-1, 5.00%, 10/01/21	35	38,091
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	37,319
California State Public Works Board RB
5.00%, 06/01/21	50	53,599
5.00%, 09/01/21	200	216,606
Series A, 5.00%, 04/01/21	70	74,584
Series A, 5.00%, 09/01/21	165	178,700
Series C, 5.00%, 10/01/21	180	195,532
Series C, 5.00%, 11/01/21	500	544,770
Series D, 5.00%, 12/01/21	150	163,920
Series E, 5.00%, 06/01/21	335	359,113
Series E, 5.00%, 09/01/21	195	211,191
Series F, 5.00%, 10/01/21 (ETM)	50	54,428
Series G, 5.00%, 05/01/21	75	80,155
Series G, 5.00%, 11/01/21	140	152,536
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	274,960
Series I, 4.00%, 11/01/21	160	170,779
Series I, 5.00%, 11/01/21	40	43,582

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University RB
Series A, 4.00%, 11/01/21	$105	$112,146
Series A, 5.00%, 11/01/21	340	370,685
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	53,350
Series A, 5.00%, 08/15/21	60	64,914
City & County of San Francisco CA GO, Series A, 5.00%, 06/15/21	25	26,910
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	233,131
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	53,742
Series C, 5.00%, 06/01/21	115	123,605
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	53,587
Series C, 5.00%, 05/15/21	30	32,152
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	175	190,669
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	97,301
County of Los Angeles CA COP, 5.00%, 09/01/21	45	48,756
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,182
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	73,217
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	58,303
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	434,418
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	695,486
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,148
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	273,235
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	106,184
Los Angeles Community College District/CA GO
Series C, 5.00%, 08/01/21	70	75,683
Series I, 4.00%, 08/01/21	140	148,600
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	195	210,136
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/21	80	86,528
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/21	50	53,871
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	970	1,026,735
Series A, 4.50%, 07/01/21	290	309,705
Series A, 5.00%, 07/01/21	145	156,226
Series B, 5.00%, 07/01/21	15	16,161
Los Angeles Department of Water RB, 5.00%, 07/01/21	50	53,871
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21	350	369,236
Series A, 5.00%, 07/01/21	205	220,140
Series A-1, 5.00%, 07/01/21	170	182,554
Series A-2, 5.00%, 07/01/21	155	166,447
Series C, 5.00%, 07/01/21	240	257,724
Series D, 5.00%, 07/01/21	215	230,878
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	172,546

Security	Par (000)	Value

California (continued)
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	$50	$48,763
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/21	225	245,464
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	73,246
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	15,922
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,544
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	97,317
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	64,326
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	73,188
Sacramento Municipal Utility District RB, Series F, 5.00%, 08/15/21	105	113,711
San Diego Community College District GO
0.00%, 08/01/21(a)	100	97,720
5.00%, 08/01/21	100	108,160
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	200	210,146
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	49,013
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a)	765	748,002
Series R-3, 4.00%, 07/01/21	75	79,372
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/21	100	107,018
Series D, 5.00%, 05/01/21	100	107,018
San Mateo County Community College District GO, 0.00%, 09/01/21 (NPFGC)(a)	250	244,210
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	108,433
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	97,314
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	537,415
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,435
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	54,171
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	26,946
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	565	604,855
Series O, 5.00%, 05/01/21	745	797,552
State of California Department of Water Resources RB
5.00%, 12/01/21	100	109,450
5.00%, 12/01/21	215	235,317
Series AK, 5.00%, 12/01/21	465	508,942
State of California GO
4.00%, 09/01/21	140	148,777
4.00%, 10/01/21	65	69,235
5.00%, 02/01/21	405	429,328

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/21	$435	$463,936
5.00%, 08/01/21	750	810,105
5.00%, 09/01/21	1,665	1,803,611
5.00%, 10/01/21	380	412,874
5.00%, 11/01/21	530	577,583
5.00%, 12/01/21	305	333,377
Series B, 5.00%, 09/01/21	590	639,116
University of California RB
Series AB, 5.00%, 05/15/21	195	209,241
Series AO, 5.00%, 05/15/21	110	118,033
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	117,172

		21,989,370

Colorado — 0.5%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	63,705
Series E, 5.00%, 03/01/21	175	185,806
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	136,084
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	21,344
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	54,423
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	106,175
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW)	100	108,965
Series A, 5.25%, 12/01/21 (NPFGC)	50	54,806
Series B, 4.00%, 12/01/21 (SAW)	125	133,337
Series C, 5.00%, 12/01/21 (SAW)	165	179,792
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	33,943
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	294,536
Series A, 5.00%, 06/01/21	60	64,285
Series B, 4.25%, 06/01/21	100	105,786

		1,542,987

Connecticut — 1.4%
City of Stamford CT GO
4.00%, 07/01/21	100	105,790
5.00%, 08/01/21	75	81,010
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	26,826
Series O, 4.00%, 11/01/21	35	37,044
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	400	404,088
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	106,191
State of Connecticut GO
Series A, 5.00%, 03/15/21	100	106,058
Series A, 5.00%, 10/15/21	305	330,108
Series B, 4.50%, 05/15/21	160	169,242
Series B, 5.00%, 04/15/21	130	138,254
Series B, 5.00%, 05/15/21	65	69,327
Series C, 5.00%, 07/15/21	100	107,272
Series D, 5.00%, 11/01/21	250	270,985
Series E, 4.00%, 09/15/21	40	42,310
Series E, 5.00%, 10/15/21	250	270,580
Series G, 5.00%, 11/01/21	500	541,970

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/21	$100	$105,325
Series A, 5.00%, 08/01/21	240	258,192
Series A, 5.00%, 09/01/21	80	86,298
Series A, 5.00%, 10/01/21	195	210,951
Series B, 5.00%, 08/01/21	25	26,895
Series B, 5.00%, 12/01/21	250	271,987
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	258,137

		4,024,840

Delaware — 0.9%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,924
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	118,377
Delaware River & Bay Authority RB, Series C, 5.00%, 01/01/21	100	105,340
Delaware Transportation Authority RB
5.00%, 06/01/21	125	133,691
5.00%, 07/01/21	900	966,645
State of Delaware GO
5.00%, 03/01/21	580	615,908
5.00%, 10/01/21	125	135,533
Series B, 5.00%, 02/01/21	100	105,868
Series B, 5.00%, 07/01/21	35	37,612
Series D, 5.00%, 07/01/21	250	268,660
University of Delaware RB, Series A, 5.00%, 11/01/21	160	173,699

		2,677,257

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/21	575	615,630
Series E, 5.00%, 06/01/21	200	214,132
District of Columbia RB
5.00%, 07/15/21	80	85,866
Series A, 4.00%, 12/01/21	100	106,551
Series A, 5.00%, 12/01/21	250	272,652
Series C, 4.00%, 12/01/21	200	213,102
Series C, 5.00%, 12/01/21	355	387,167
Series F, 5.00%, 12/01/21	100	109,061
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	55	58,424
Series A, 5.00%, 10/01/21	65	70,433
Series C, 5.00%, 10/01/21	460	498,451
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	81,303
Series F-1, 5.00%, 10/01/21	475	514,919

		3,227,691

Florida — 5.8%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	280	300,622
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	173,482
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	148,599
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	54,169
City of Jacksonville FL RB
5.00%, 10/01/21	400	432,004
Series B, 5.00%, 10/01/21	435	469,705
Series C, 5.00%, 10/01/21	180	194,360
City of Miami Beach FL RB, 5.00%, 09/01/21	35	37,755
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	97,706

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	$200	$216,538
City of Tallahassee RB, 5.00%, 10/01/21	140	151,609
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	108,426
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	108,202
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	43,404
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	43,227
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	124,665
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	58,363
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	263,142
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	138,246
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	659,686
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	625	676,825
Series A, 5.00%, 10/01/21 (AGM)	140	151,766
County of Orange FL RB, 5.00%, 10/01/21	55	59,573
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	163,523
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	97,604
County of Palm Beach FL GO, 5.00%, 07/01/21	110	118,145
County of Palm Beach FL RB, 4.00%, 06/01/21	160	168,443
Escambia County School Board COP, 5.00%, 02/01/21	120	126,857
Florida Department of Environmental Protection RB
5.00%, 07/01/21	225	241,571
Series A, 5.00%, 07/01/21	300	321,905
Series B, 5.00%, 07/01/21	310	332,831
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	317,544
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	43,254
Series A, 5.00%, 10/01/21	410	443,427
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	133,411
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/21	400	429,540
Series B, 5.00%, 07/01/21	230	246,985
Series C, 5.00%, 07/01/21	200	214,770
Florida’s Turnpike RB, Series A, 5.00%, 07/01/21	310	332,893
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	287,032
Hillsborough County School Board COP
5.00%, 07/01/21	220	235,985
Series A, 5.00%, 07/01/21	80	85,813
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	64,881
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	134,656
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	107,399
Series B, 5.00%, 10/01/21	50	53,711
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	242,517

Security	Par (000)	Value

Florida (continued)
Lee County School Board (The) COP
5.00%, 08/01/21	$200	$215,160
Series B, 3.00%, 08/01/21	50	51,821
Series B, 5.00%, 08/01/21	50	53,790
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	85,561
Series B, 5.00%, 07/01/21	155	165,774
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	292,510
Orange County School Board COP, Series A, 5.00%, 08/01/21	60	64,573
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21	65	70,419
Series C, 4.00%, 10/01/21	75	79,653
Series C, 5.25%, 10/01/21	115	125,200
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	150	161,370
Series D, 5.00%, 08/01/21	290	311,982
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	81,235
Pasco County School Board COP, 5.00%, 08/01/21	75	80,624
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	275	294,327
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	221,876
Series A, 5.00%, 05/01/21	235	250,432
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	254,861
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	250	268,165
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	606,279
South Broward Hospital District RB, 5.00%, 05/01/21	50	53,221
St. Johns County School Board COP, 5.00%, 07/01/21	75	80,450
State of Florida GO
Series A, 4.00%, 06/01/21	155	163,179
Series A, 5.00%, 06/01/21	415	444,402
Series A, 5.00%, 07/01/21	460	494,156
Series B, 4.00%, 07/01/21	45	47,491
Series B, 5.00%, 06/01/21	520	556,841
Series C, 5.00%, 06/01/21	110	117,793
Series D, 5.00%, 06/01/21	95	101,731
Series E, 5.00%, 06/01/21	100	107,085
Series F, 5.00%, 06/01/21	150	160,627
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	545	585,030
Series B, 5.00%, 07/01/21	135	144,916
Tampa Bay Water RB, 5.00%, 10/01/21	65	70,361
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	37,653

		16,557,319

Georgia — 2.6%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/21	180	189,898
City of Atlanta Department of Aviation Revenue RB
Series A, 4.00%, 01/01/21	75	78,075
Series B, 5.00%, 01/01/21	160	168,798
Series C, 5.25%, 01/01/21	135	142,896
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	173,990
Series B, 5.00%, 11/01/21	100	108,744
Columbia County School District GO, 5.00%, 04/01/21 (SAW)	160	170,285

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Carroll GA GO, 5.00%, 06/01/21	$280	$299,944
Forsyth County School District, 5.00%, 02/01/21	75	79,378
Georgia State Road & Tollway Authority RB
5.00%, 06/01/21	150	160,485
Series A, 5.00%, 03/01/21 (GTD)	170	180,498
Series B, 5.00%, 06/01/21	510	545,649
Gwinnett County Development Authority COP, 5.25%, 01/01/21 (NPFGC)	25	26,462
Gwinnett County School District GO
5.00%, 02/01/21	440	465,683
5.00%, 08/01/21 (SAW)	200	215,490
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/21	215	230,878
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21	10	10,371
Series A, 5.00%, 11/01/21	50	53,977
Series B, 5.00%, 01/01/21	340	357,367
State of Georgia GO
Series A, 5.00%, 02/01/21	250	264,555
Series A, 5.00%, 07/01/21	80	85,924
Series A-1, 5.00%, 02/01/21	110	116,404
Series C, 4.00%, 09/01/21	225	238,532
Series C, 5.00%, 07/01/21	825	886,091
Series C, 5.00%, 10/01/21	275	298,048
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	161,196
Series D, 5.00%, 02/01/21	140	148,151
Series E, 5.00%, 12/01/21	145	158,069
Series E-2, 5.00%, 09/01/21	15	16,210
Series I, 5.00%, 07/01/21	470	504,803
Series I, 5.00%, 11/01/21	130	141,306
Series J-1, 4.00%, 07/01/21	450	474,822
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	212,912

		7,365,891

Hawaii — 2.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/21	245	258,656
Series A, 5.00%, 07/01/21	145	155,737
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	970,893
Series B, 4.00%, 07/01/21	55	58,066
Series B, 5.00%, 07/01/21	65	69,852
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	100	108,359
Series B, 4.00%, 10/01/21	150	159,339
Series B, 5.00%, 10/01/21	60	65,015
Series B, 5.00%, 11/01/21	635	690,080
Series C, 4.00%, 11/01/21	100	106,460
Series C, 5.00%, 10/01/21	165	178,792
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	275,622
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	190	204,182
State of Hawaii GO
5.00%, 10/01/21	250	270,898
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	588,449
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	430,439
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	163,458
Series DZ-2017, 5.00%, 12/01/21	70	76,292
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	27,243
Series EA, 4.00%, 12/01/21	30	32,008
Series EE, 5.00%, 11/01/21	80	86,939

Security	Par (000)	Value

Hawaii (continued)
Series EF, 5.00%, 11/01/21	$325	$353,191
Series EH-2017, 5.00%, 08/01/21	195	210,185
Series EP, 5.00%, 08/01/21	385	414,980
Series EZ, 5.00%, 10/01/21	70	75,851
Series FB, 5.00%, 04/01/21	100	106,497
Series FE, 5.00%, 10/01/21	355	384,674
Series FH, 5.00%, 10/01/21	150	162,539
Series FN, 5.00%, 10/01/21	10	10,836
State of Hawaii State Highway Fund, Series B, 5.00%, 01/01/21	95	100,224

		6,795,756

Illinois — 2.2%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	70	73,677
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	100	106,549
Series 2015-B, 5.00%, 01/01/21	290	305,274
Series A, 5.00%, 01/01/21	65	68,424
Series B, 5.00%, 01/01/21	215	226,324
Series B, 6.00%, 01/01/41 (PR 01/01/21)	915	978,126
Series C, 5.00%, 01/01/21	325	342,118
Chicago Transit Authority RB, 5.00%, 06/01/21	200	212,364
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	42,130
Illinois Finance Authority RB
5.00%, 01/01/21	110	115,906
5.00%, 07/01/21	275	294,819
Illinois State Toll Highway Authority RB, Series D, 5.00%, 01/01/21	160	168,381
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	43,232
Series A, 6.00%, 07/01/21 (NPFGC)	25	27,204
State of Illinois GO
4.00%, 02/01/21	75	77,000
4.00%, 09/01/21	75	77,761
5.00%, 02/01/21	110	114,545
5.00%, 06/01/21	195	204,773
5.00%, 07/01/21	200	210,474
5.00%, 08/01/21	390	411,302
Series A, 5.00%, 06/01/21	425	446,301
Series A, 5.00%, 12/01/21	300	318,387
Series B, 5.00%, 10/01/21	200	211,850
Series B, 5.25%, 01/01/21	215	224,137
Series D, 5.00%, 11/01/21	720	762,610
State of Illinois RB, 5.00%, 06/15/21	190	200,078

		6,263,746

Indiana — 0.6%
Ball State University RB, Series R, 5.00%, 07/01/21	175	187,889
Indiana Finance Authority RB
Series A, 4.00%, 02/01/21	100	104,325
Series A, 4.00%, 10/01/21	100	105,850
Series A, 5.00%, 05/01/21	45	47,931
Series A, 5.00%, 10/01/21	150	162,102
Series A, 5.00%, 12/01/21	315	342,934
Series C, 5.00%, 12/01/21	35	38,146
Indiana University RB
Series A, 5.00%, 06/01/21	45	48,197
Series U, 5.00%, 08/01/21	120	129,294
Series W-2, 5.00%, 08/01/21	320	344,784

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	$50	$53,458
Purdue University RB
Series CC, 5.00%, 07/01/21	65	69,826
Series DD, 5.00%, 07/01/21	45	48,341

		1,683,077

Iowa — 0.4%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/21	265	283,574
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	192,616
Iowa Finance Authority RB, 5.00%, 08/01/21	425	457,479
Iowa State Board of Regents RB, 4.00%, 09/01/21	135	142,831
State of Iowa RB, Series A, 5.00%, 06/01/21	150	160,513

		1,237,013

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	160,599
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	42,634
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	469,991
Series B, 5.00%, 09/01/21	575	621,253

		1,294,477

Louisiana — 0.4%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	27,052
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/21	10	10,703
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,994
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	238,052
Series A, 5.00%, 02/01/21	15	15,864
Series A, 5.00%, 08/01/21	170	182,956
Series C, 5.00%, 07/15/21	300	321,996
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	334,403

		1,152,020

Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	324,936
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	233,548
Series C, 5.00%, 11/01/21	405	439,940
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	139,574
State of Maine GO, Series B, 5.00%, 06/01/21	370	396,285

		1,534,283

Maryland — 4.2%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	336,297
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	325	348,660
Series D, 5.00%, 07/01/21	290	311,532
County of Anne Arundel MD GOL
4.00%, 04/01/21	400	419,204
5.00%, 04/01/21	50	53,223
County of Baltimore MD COP, 5.00%, 10/01/21	125	135,113
County of Baltimore MD GO
5.00%, 08/01/21	300	323,235
Series B, 4.50%, 09/01/21	60	64,211
County of Carroll MD GO, 5.00%, 11/01/21	100	108,697
County of Harford MD GO, 5.00%, 09/15/21	240	259,711
County of Montgomery MD GO
5.00%, 11/01/21	80	86,958
Series A, 5.00%, 11/01/21	465	505,441

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	$500	$541,065
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21	180	194,517
Series B, 4.00%, 07/15/21	500	527,935
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	26,812
Series B, 5.00%, 07/01/21	90	96,683
Maryland State Transportation Authority RB, 5.00%, 07/01/21	170	182,520
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	132,698
State of Maryland Department of Transportation RB
5.00%, 02/01/21	150	158,755
5.00%, 06/01/21	55	58,907
5.00%, 09/01/21	730	789,349
5.00%, 10/01/21	50	54,225
5.00%, 12/01/21	105	114,540
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,647,300
State of Maryland GO
First Series, 5.00%, 06/01/21	400	428,644
First Series C, 4.00%, 08/15/21	250	264,765
First Series C, 5.00%, 08/01/21	655	705,867
Series A, 5.00%, 03/01/21	120	127,448
Series A, 5.00%, 03/01/24 (PR 03/01/21)	195	206,977
Series B, 5.00%, 08/01/21	105	113,154
Series C, 5.00%, 08/01/21	1,130	1,217,756
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/21	460	492,591

		12,034,790

Massachusetts — 3.2%
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21	200	211,148
Series A, 5.00%, 03/01/21	125	132,739
Series A, 5.00%, 04/01/22 (PR 04/01/21)	200	212,926
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	585,546
Series A, 5.25%, 08/01/21	660	714,536
Series B, 5.00%, 08/01/21	445	479,576
Series B, 5.25%, 08/01/21	275	297,723
Series B, 5.25%, 08/01/21 (AGM)	200	216,526
Series B, 5.25%, 09/01/21 (AGM)	290	314,876
Series C, 5.00%, 10/01/21	110	119,219
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,554,966
Series E, 4.00%, 09/01/21	125	132,464
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	216,092
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	481,968
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/21(a)	200	195,780
Series A, 4.00%, 07/01/21	150	158,216
Series A, 5.00%, 07/01/21	150	161,108
Series C, 5.25%, 07/01/21	40	43,135
Series C, 5.50%, 07/01/21	200	216,698
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	37,927
Series 2014, 5.00%, 08/01/21	600	647,214
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	105,645
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	35	37,217

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	$40	$42,773
Series A, 5.00%, 08/15/21	500	539,155
Series B, 4.00%, 10/15/21	75	79,769
Series B, 5.00%, 10/15/21	315	342,011
Series C, 5.00%, 08/15/21 (ETM)	105	113,267
Massachusetts Turnpike Authority RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	93,205
Massachusetts Water Resources Authority RB
5.00%, 08/01/21	160	172,459
Series J, 5.50%, 08/01/21 (AGM)	365	397,018
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	38,052
Series 1, 4.00%, 11/01/21	50	53,253

		9,144,207

Michigan — 1.4%
Michigan Finance Authority RB
5.00%, 08/01/21	70	75,219
5.00%, 10/01/21	575	623,449
Michigan State Building Authority RB
Series I, 5.00%, 04/15/21	125	133,178
Series I, 5.00%, 10/15/21	395	428,417
Series I-A, 5.00%, 10/15/21	160	173,536
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	265,690
Michigan Strategic Fund RB
1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	99,777
5.00%, 10/15/21	55	59,565
Royal Oak School District GO, 5.00%, 05/01/21	100	106,729
State of Michigan GO
Series A, 5.00%, 12/01/21	170	185,487
Series B, 5.00%, 11/01/21	235	255,659
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	840	913,894
5.25%, 11/01/21 (AGM)	125	136,739
5.50%, 11/01/21 (AGM)	490	538,731

		3,996,070

Minnesota — 1.3%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	272,532
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	81,082
Series C, 5.00%, 03/01/21	120	127,429
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,596
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	158,640
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	39,283
State of Minnesota COP, 5.00%, 06/01/21	55	58,865
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	350,239
Series B, 5.00%, 08/01/21	125	134,708
Series B, 5.00%, 10/01/21	290	314,372
Series D, 5.00%, 08/01/21	50	53,883
Series D, 5.00%, 10/01/21	245	265,590
Series E, 5.00%, 10/01/21	350	379,414
Series F, 5.00%, 10/01/21	395	428,196
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	144,488

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota RB
Series B, 5.00%, 12/01/21	$300	$327,111
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	544,375

		3,690,803

Mississippi — 0.8%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	57,857
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	541,800
Series A, 5.00%, 10/01/36 (PR 10/01/21)	395	428,022
Series A, 5.25%, 11/01/21	340	371,134
Series C, 5.00%, 10/01/21	155	167,853
Series F, 5.00%, 11/01/21	340	369,254
Series F, 5.25%, 10/01/21	50	54,412
Series H, 4.00%, 12/01/21	165	176,005

		2,166,337

Missouri — 0.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	100	106,783
Series B, 5.00%, 05/01/21	120	128,140
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/21	525	563,876
University of Missouri RB, Series A, 5.00%, 11/01/21	160	173,878

		972,677

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	21,541

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	255	275,678
City of Omaha NE GO
5.25%, 04/01/21	130	138,824
Series A, 5.00%, 04/15/21	100	106,524
Series B, 5.00%, 11/15/21	280	304,500
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	48,938
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	217,688
Nebraska Public Power District RB
5.00%, 07/01/21	50	53,663
Series A, 5.00%, 01/01/21	450	474,160
Series B, 5.00%, 01/01/21	90	94,832
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	52,087
Omaha Public Power District RB, Series B, 5.00%, 02/01/21	155	163,953
University of Nebraska RB
5.00%, 07/01/21	70	75,128
Series A, 5.00%, 07/01/21	65	69,762

		2,075,737

Nevada — 2.0%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	139,136
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	385,347
Series B, 5.00%, 06/15/21	200	214,082
Series D, 5.00%, 06/15/21	65	69,577
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/21	100	107,326
Series C, 5.00%, 07/01/21	145	155,623

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 06/01/21	$120	$128,434
5.00%, 11/01/21	385	418,395
Series B, 5.00%, 11/01/21	840	912,862
County of Clark NV RB
5.00%, 07/01/21	655	702,723
Series A, 5.00%, 07/01/21	500	536,430
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	108,940
Nevada System of Higher Education RB
4.00%, 07/01/21	75	79,005
Series A, 4.00%, 07/01/21	50	52,670
Series A, 5.00%, 07/01/21	100	107,227
State of Nevada GOL
Series A, 5.00%, 04/01/21	205	218,108
Series A, 5.00%, 08/01/21	100	107,663
Series D, 5.00%, 06/01/21	40	42,811
Series E, 5.00%, 06/01/21	115	123,082
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	925	1,008,148

		5,617,589

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	107,266
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	75,496
Series D, 5.00%, 08/15/21	70	75,541
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	81,453

		339,756

New Jersey — 1.2%
County of Monmouth NJ GO, 4.00%, 03/01/21	200	209,158
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	106,408
Series A, 5.00%, 06/15/21 (ETM)	5	5,353
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/21 (SAP)	440	473,876
Series DDD, 5.00%, 06/15/21	200	212,816
Series II, 5.00%, 03/01/21	25	26,361
Series KK, 5.00%, 03/01/21	20	21,089
Series NN, 5.00%, 03/01/21	180	189,801
Series UU, 5.00%, 06/15/21	230	244,738
Series XX, 5.00%, 06/15/21 (SAP)	335	356,467
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	37,500
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	120	127,690
Series A-1, 5.00%, 06/15/21	100	106,503
Series AA, 5.00%, 06/15/21 (SAP)	115	122,369
Series B, 5.00%, 06/15/21	135	143,651
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/21	125	131,711
Series C, 5.00%, 01/01/21	370	389,865
State of New Jersey GO
5.00%, 06/01/21	340	363,766
5.25%, 08/01/21	160	173,181

		3,442,303

New Mexico — 0.7%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	107,683

Security	Par (000)	Value

New Mexico (continued)
New Mexico Finance Authority RB
5.00%, 06/15/21	$535	$573,600
Series A, 5.00%, 06/15/21	100	107,100
Series C, 5.00%, 06/01/21	100	107,028
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	275,759
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	665,786
Series B, 5.00%, 07/01/21	80	85,861
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	106,971

		2,029,788

New York — 7.7%
City of New York NY GO
5.00%, 08/01/21	750	808,245
Series 1, 5.00%, 08/01/21	50	53,883
Series A, 5.00%, 08/01/21	50	53,883
Series A1, 5.00%, 08/01/21	100	107,766
Series A-1, 4.00%, 08/01/21	200	211,590
Series A-1, 4.00%, 10/01/21	645	685,732
Series A-1, 5.00%, 08/01/21	35	37,718
Series B, 5.00%, 08/01/21	345	371,793
Series C, 5.00%, 08/01/21	560	603,489
Series D-1, 5.00%, 08/01/21	35	37,718
Series E, 4.00%, 08/01/21	25	26,449
Series E, 5.00%, 08/01/21	335	361,017
Series F, 5.00%, 08/01/21	200	215,532
Series G, 5.00%, 08/01/21	140	150,872
Series H, 5.00%, 08/01/21	345	371,793
Series I, 5.00%, 03/01/21	45	47,779
Series I, 5.00%, 03/01/21 (ETM)	15	15,946
Series I, 5.00%, 08/01/21	315	339,463
Series J, 5.00%, 08/01/21	715	770,527
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	35	36,920
Series A, 5.00%, 04/01/21	50	53,214
Series C, 5.00%, 10/01/21	150	162,303
Long Island Power Authority RB
5.00%, 09/01/21	100	108,044
Series A, 0.00%, 06/01/21 (AGM)(a)	90	87,816
Series B, 5.00%, 09/01/21	205	221,490
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/21	30	32,682
Series A-1, 4.00%, 11/15/21 (ETM)	50	53,464
Series A-1, 5.00%, 11/15/21	110	119,442
Series B, 5.00%, 11/15/21	290	314,893
Series B, 5.25%, 11/15/21 (NPFGC)	250	272,865
Series B-2, 5.00%, 11/15/21	210	228,026
Series B-4, 5.00%, 11/15/21	195	212,433
Series C, 5.00%, 11/15/21	280	304,035
Series C-1, 5.00%, 11/15/21	120	130,301
Series D, 5.00%, 11/15/21	255	276,889
Series E, 5.00%, 11/15/21	180	195,451
Series F, 4.00%, 11/15/21	25	26,584
Series F, 5.00%, 11/15/21	335	363,756
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	54,565
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	43,460

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21 (ETM SAW)	$15	$16,142
5.00%, 07/15/21 (ETM) (SAW)	125	134,848
Series S-1, 5.00%, 07/15/21 (ETM SAW)	355	382,967
Series S-1, 5.00%, 07/15/21 (SAW)	100	107,878
Series S-1, 5.00%, 07/15/21 (ETM) (SAW)	125	134,847
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/21	500	539,450
Series A, 5.00%, 11/01/21	110	119,695
Series A-1, 5.00%, 11/01/21	325	353,645
Series B, 5.00%, 11/01/21	100	108,814
Series B-1, 5.00%, 11/01/21	75	81,611
Series C, 5.00%, 11/01/21	540	587,596
Series E, 5.00%, 11/01/21	150	163,221
Series F-1, 5.00%, 05/01/21	165	176,222
Series I, 5.00%, 05/01/21	95	101,461
New York City Water & Sewer System RB, Series EE, 4.00%, 06/15/21	80	84,464
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	217,452
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	110	120,101
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	78,052
4.00%, 05/15/21	90	94,586
5.00%, 08/15/21 (SAP)	150	161,115
Series A, 4.00%, 03/15/21	100	104,823
Series A, 5.00%, 02/15/21	205	217,339
Series A, 5.00%, 03/15/21	1,370	1,457,229
Series A, 5.00%, 07/01/21	260	279,162
Series A, 5.00%, 10/01/21 (AGM)	75	81,472
Series A, 5.00%, 10/01/21 (SAW)	215	233,069
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	100	107,908
Series B, 4.00%, 10/01/21 (SAW)	225	239,110
Series B, 5.00%, 03/15/21	800	850,736
Series B, 5.00%, 07/01/21	110	118,124
Series C, 5.00%, 03/15/21	200	212,684
Series D, 5.00%, 02/15/21	325	344,562
Series D, 5.00%, 08/15/21	70	75,555
Series D, 5.00%, 10/01/21 (BAM SAW)	225	244,314
Series E, 4.00%, 03/15/21	100	104,740
Series E, 5.00%, 03/15/21	260	276,489
Series E, 5.00%, 08/15/21	210	226,666
Series F, 5.00%, 10/01/21 (BAM SAW)	45	48,863
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 02/15/21	25	26,572
Series A, 5.00%, 06/15/21	410	441,247
Series B, 5.00%, 06/15/21	100	107,621
Series B, 5.00%, 11/15/21	25	27,330
Series E, 5.00%, 05/15/21	95	101,920
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	190	202,409
Series A-1, 5.00%, 04/01/21	130	138,490
New York State Thruway Authority RB
5.00%, 01/01/21	130	137,281
Series A, 4.00%, 01/01/21	70	72,941

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/21	$180	$191,416
Series I, 5.00%, 01/01/21	200	211,202
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	385	409,417
Series A-1, 5.00%, 03/15/21	170	180,781
Series A-2, 5.50%, 03/15/21 (NPFGC)	135	144,643
Series D, 5.00%, 03/15/21	350	372,197
Series E, 5.00%, 03/15/21	70	74,439
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	141,326
Series 173, 4.00%, 12/01/21	30	32,066
Series 175, 5.00%, 12/01/21	55	60,064
Series 189, 5.00%, 05/01/21	110	117,601
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	179,489
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	110,066
Series A, 4.00%, 11/15/21	65	69,315
Series A, 5.00%, 01/01/21	145	153,311
Series A, 5.00%, 11/15/21	80	87,381
Series B, 4.00%, 11/15/21	210	224,584
Series B, 5.00%, 11/15/21	320	349,523
Series C, 5.00%, 11/15/21	175	191,145

		22,112,617

North Carolina — 3.0%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	52,898
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	539,614
City of Charlotte NC GO, 5.00%, 12/01/21	285	310,687
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	381,426
5.00%, 12/01/21	50	54,531
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	53,722
City of Raleigh NC Combined Enterprise System Revenue RB, 5.00%, 03/01/21	40	42,470
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	50	53,018
Series B, 5.00%, 04/01/21	50	53,240
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	43,344
County of Buncombe NC RB
5.00%, 06/01/21	65	69,630
Series A, 5.00%, 06/01/21	85	91,055
County of Cabarrus NC GO, 5.00%, 03/01/21	75	79,631
County of Durham NC GO, 5.00%, 10/01/21	160	173,446
County of Forsyth NC GO
4.00%, 12/01/21	10	10,674
5.00%, 07/01/21	50	53,722
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	269,415
County of Mecklenburg NC GO
Series A, 5.00%, 04/01/21	85	90,508
Series A, 5.00%, 09/01/21	200	216,174
Series A, 5.00%, 12/01/21	550	599,703
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	270	292,629
County of New Hanover NC GO
5.00%, 02/01/21	200	211,706
5.00%, 08/01/21	300	323,298
County of Wake NC GO, Series C, 5.00%, 03/01/21	380	403,465
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	81,724

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	$745	$784,887
Series B, 5.00%, 01/01/21 (ETM)	435	458,607
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	108,381
State of North Carolina GO
5.00%, 06/01/21	430	460,792
Series C, 4.00%, 05/01/21	350	367,889
State of North Carolina RB
5.00%, 03/01/21	390	413,576
Series B, 5.00%, 06/01/21	400	428,492
Series C, 5.00%, 05/01/29 (PR 05/01/21)	750	800,872
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	53,618
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	85,142

		8,513,986

Ohio — 4.7%
American Municipal Power Inc. RB, 5.00%, 02/15/21	185	195,813
City of Columbus OH GO
4.00%, 08/15/21	115	121,768
Series 1, 5.00%, 07/01/21	535	574,510
Series 2012-3, 5.00%, 08/15/21	225	242,762
Series A, 5.00%, 02/15/21	110	116,552
Series A, 5.00%, 08/15/21	305	329,077
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	21,177
Series B, 5.00%, 08/15/21	70	75,526
Cleveland Department of Public Utilities Division of Water RB, Series Y, 5.00%, 01/01/21	70	73,860
Cleveland State University RB, 5.00%, 06/01/21	55	58,803
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	114,311
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	267,760
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	505	549,662
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	158,010
Miami University/Oxford OH RB, 5.00%, 09/01/21	245	264,548
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	76,108
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	105,369
Ohio State Building Authority RB
5.00%, 10/01/21	180	194,602
Series A, 5.00%, 10/01/21	25	27,028
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	53,552
Series D, 5.00%, 12/01/21	75	81,705
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	112,001
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21	305	326,841
Series C, 5.00%, 06/01/21	200	214,322
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	26,790
5.00%, 12/01/21	490	534,046
5.50%, 06/01/21	250	270,163
Series B, 5.00%, 12/01/21	150	163,484

Security	Par (000)	Value

Ohio (continued)
State of Ohio GO
5.00%, 09/01/21	$150	$162,033
Series A, 5.00%, 03/01/21	100	106,126
Series A, 5.00%, 05/01/21	130	138,771
Series A, 5.00%, 08/01/21	85	91,583
Series A, 5.00%, 09/01/21	50	54,011
Series A, 5.00%, 09/15/21	795	859,943
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	5,041,530
Series B, 5.00%, 08/01/21	525	565,556
Series C, 5.00%, 09/15/21	165	178,479
Series R, 5.00%, 05/01/21	20	21,353
Series T, 5.00%, 11/01/21	200	217,394
State of Ohio RB
5.00%, 10/01/21	60	64,988
Series A, 5.00%, 04/01/21	250	266,028
Series A, 5.00%, 10/01/21	210	227,459
Series B, 5.00%, 04/01/21	180	191,540

		13,536,944

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	546,549
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	370	395,515
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	173,195
Series B, 5.00%, 07/01/21	270	289,780
Series C, 5.00%, 07/01/21	70	75,128
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	171,816
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	48,326
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	333,072
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	154,321
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	160,722

		2,348,424

Oregon — 2.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21	150	160,175
Series A, 5.00%, 06/01/21	490	524,810
Series A, 5.00%, 08/01/21	245	263,975
Series A, 5.00%, 10/01/21	60	65,042
Series B, 5.00%, 10/01/21	100	108,337
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	100	106,226
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	160,793
County of Multnomah OR GOL, 5.00%, 06/01/21	500	535,520
County of Washington OR GOL, 5.00%, 03/01/21	300	318,474
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	68,515
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	78,927
Metro/OR GO, Series A, 5.00%, 06/01/21	200	214,208
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	343,568
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	70,533
Oregon State Lottery RB
Series B, 5.00%, 04/01/21	190	202,280
Series C, 4.00%, 04/01/21	160	167,709
Series D, 5.00%, 04/01/21 (MORAL OBLG)	95	101,140
Portland Community College District GO, 5.00%, 06/15/21	20	21,451

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	$100	$97,703
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/21	170	185,036
Series C, 5.00%, 11/15/21	200	217,690
State of Oregon GO
Series C, 5.00%, 06/01/21	200	214,208
Series F, 5.00%, 05/01/21	340	363,062
Series H, 5.00%, 05/01/21	100	106,783
Series J, 5.00%, 05/01/21	80	85,426
Series N, 5.00%, 12/01/21	415	452,504
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	162,202
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD)	435	466,298
Series B, 4.00%, 06/15/21 (GTD)	125	131,688
Washington County Clean Water Services RB, Series A,
5.00%, 10/01/21	55	59,597

		6,053,880

Pennsylvania — 1.8%
City of Philadelphia PA GO, 5.00%, 08/01/21	125	134,424
Commonwealth of Pennsylvania GO
5.00%, 07/01/21	255	273,781
5.00%, 07/15/21	120	129,017
First Series, 5.00%, 04/01/21	40	42,564
First Series, 5.00%, 06/01/21	225	240,856
First Series, 5.00%, 06/15/21	200	214,390
First Series, 5.00%, 07/01/21	250	268,412
First Series, 5.00%, 11/15/21	475	516,786
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	108,708
Second Series, 5.00%, 01/15/21	400	422,480
Second Series, 5.00%, 07/01/21	75	80,524
Second Series, 5.00%, 08/15/21	125	134,815
Second Series, 5.00%, 09/15/21	200	216,338
Second Series, 5.00%, 10/15/21	60	65,090
Series D, 5.00%, 08/15/21	100	107,852
County of Chester PA GO, 5.00%, 11/15/21	30	32,610
Delaware County Authority RB, 5.00%, 08/01/21	40	43,057
Delaware River Port Authority RB, Series B, 5.00%, 01/01/21	130	136,922
Pennsylvania Higher Educational Facilities Authority RB
5.25%, 05/01/41 (PR 05/01/21)	1,000	1,070,340
Series A, 5.00%, 05/01/21 (ETM)	15	16,004
Series AN, 5.00%, 06/15/21	25	26,770
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	19,256
Series A, 5.00%, 12/01/21	320	348,567
Series A, 5.25%, 07/15/21 (AGM)	100	107,753
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	490,482

		5,247,798

Rhode Island — 0.5%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	55	58,798
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	340	367,496
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	90	97,523

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	$145	$153,996
Series C, 5.00%, 10/01/21	180	194,965
State of Rhode Island GO
Series A, 5.00%, 05/01/21	100	106,747
Series D, 5.00%, 08/01/21	300	323,112

		1,302,637

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	130	141,528
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	78,834
County of Charleston SC GO, 5.00%, 11/01/21	155	168,518
Horry County School District/SC GO, 5.00%, 03/01/21	230	244,163
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	70,607
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	58,620
Series B, 5.00%, 12/01/21	165	178,796
Series B, 5.00%, 12/01/21 (ETM)	40	43,502
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	476,089
Series B, 5.00%, 10/01/21	300	324,606
State of South Carolina GO
Series A, 4.00%, 06/01/21	290	305,413
Series A, 5.00%, 07/01/21 (SAW)	300	322,332

		2,413,008

Tennessee — 2.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	26,463
City of Johnson City TN GO, 5.00%, 06/01/21	200	214,056
City of Memphis TN GO, 5.00%, 06/01/21	500	535,615
County of Montgomery TN GO, 5.00%, 04/01/21	175	186,340
County of Shelby TN GO
5.00%, 03/01/21	200	212,350
Series A, 4.00%, 03/01/21	120	125,533
Series A, 5.00%, 04/01/21	250	266,200
County of Sumner TN GO
5.00%, 06/01/21	125	133,904
5.00%, 12/01/21	190	206,849
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	532,400
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	360,869
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	425	456,637
Series A, 5.00%, 01/01/21	100	105,528
Series C, 5.00%, 07/01/21	270	290,099
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21, (ETM) (AGM)	50	52,925
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	894,972
Series A, 5.00%, 09/01/21	50	54,054
Series A, 5.00%, 10/01/21	595	645,135
Series B, 5.00%, 08/01/21	250	269,570

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	$770	$836,613

		6,406,112

Texas — 11.3%
Allen Independent School District GO, 5.00%, 02/15/21 (PSF)	100	105,956
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	120	129,245
Series A, 5.00%, 08/01/21 (PSF)	125	134,630
Series B, 5.00%, 08/01/21	50	53,863
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	233,033
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	105,956
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	52,429
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/21 (AMBAC)(a)	475	462,508
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	130,528
City of Austin TX GOL
5.00%, 09/01/21	600	648,390
Series A, 4.00%, 09/01/21	50	53,007
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	120	128,297
5.00%, 05/15/21 (ETM)	70	74,660
5.00%, 11/15/21	165	179,475
5.00%, 11/15/21 (ETM)	70	75,989
Series A, 5.00%, 05/15/21	165	176,408
Series A, 5.00%, 11/15/21	25	27,193
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	166,396
Series C, 5.00%, 07/15/21	50	53,676
City of Dallas TX GOL, 5.00%, 02/15/21	160	169,427
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	70,375
Series A, 5.00%, 10/01/21	110	119,096
City of Denton TX GO, 5.00%, 02/15/21	55	58,241
City of Denton TX GOL, 5.00%, 02/15/21	125	132,365
City of El Paso TX GOL, 4.00%, 08/15/21	110	116,085
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	79,655
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	84,777
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	90,000
City of Garland TX GOL, 5.00%, 02/15/21	115	121,867
City of Grand Prairie TX GOL, 5.00%, 02/15/21	180	190,748
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	831,311
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	110	119,416
Series C, 5.00%, 05/15/21	180	192,379
Series D, 5.00%, 11/15/21	245	265,972
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	318,330
City of Lubbock TX GOL
4.00%, 02/15/21	420	438,173
5.00%, 02/15/21	190	201,105
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	312,930
5.00%, 02/01/21	505	534,214

Security	Par (000)	Value

Texas (continued)
City of San Marcos TX GOL, 5.00%, 08/15/21	$40	$43,099
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	100	105,956
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	84,693
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	42,382
County of Denton TX GOL, 5.00%, 07/15/21	125	134,291
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,907
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	59,330
Series A, 5.00%, 10/01/21	95	102,920
Series B, 5.00%, 10/01/21	100	108,337
County of Harris TX RB
5.00%, 08/15/21	145	156,140
Series A, 5.00%, 08/15/21	125	134,604
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	125,323
5.00%, 02/15/21 (PSF)	175	185,423
Series A, 5.00%, 02/15/21 (PSF)	280	296,677
Series C, 5.00%, 02/15/21 (PSF)	100	105,956
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	244,953
Series B, 5.00%, 12/01/21	55	59,877
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	74,091
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	162,835
Series F, 5.00%, 11/01/21	180	195,403
Series G, 5.00%, 11/01/21	85	92,273
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	107,852
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	243,055
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21 (PSF)	100	104,436
Fort Bend Independent School District GO
5.00%, 02/15/21 (PSF)	170	180,125
5.00%, 08/15/21 (PSF)	165	177,956
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	395	418,526
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	140	150,993
Series A, 4.50%, 08/15/21 (PSF)	20	21,370
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	105,956
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	55	59,319
Series A, 5.00%, 08/15/21	45	48,543
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	32,474
Series A, 5.00%, 11/15/21	105	113,640
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	250,194
Houston Community College System GOL, 5.00%, 02/15/21	230	243,734
Houston Community College System RB, 5.00%, 04/15/21	100	106,595
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	264,770
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	315	333,761

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	$285	$307,378
Laredo Community College District GOL, 5.00%, 08/01/21	65	69,981
Leander Independent School District GO 0.00%, 08/15/21 (PSF)(a)	175	170,516
Series A, 0.00%, 08/15/21 (PSF)(a)	500	487,190
Series B, 0.00%, 08/15/21(a)	150	145,773
Series D, 0.00%, 08/15/21 (PSF)(a)	50	48,719
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	161,684
Series B, 4.00%, 08/15/21	285	301,536
Lone Star College System GOL
5.00%, 02/15/21	250	264,927
Series A, 5.00%, 08/15/21	145	156,416
Longview Independent School District GO, 5.00%, 02/15/21 (PSF)	70	74,169
Lower Colorado River Authority RB
5.00%, 05/15/21	350	373,685
Series A, 5.00%, 05/15/21	305	325,639
Series B, 5.00%, 05/15/21	180	192,181
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	64,724
Manor Independent School District GO, 5.00%, 08/01/21 (PSF)	15	16,156
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	157,544
Series B, 5.00%, 11/01/21	230	249,897
Midland Independent School District GO, 5.00%, 02/15/21 (PSF)	50	52,978
North East Independent School District/TX GO, 5.25%, 02/01/21 (PSF)	115	122,104
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	963,423
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	360	388,879
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	587,136
Series A, 5.00%, 01/01/21	395	416,378
Series A, 5.00%, 09/01/21 (ETM)	20	21,565
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	892,586
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	862,616
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	167,132
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	291,133
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,625,085
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	265	285,696
Series A, 4.00%, 08/15/21 (PSF)	40	42,321
Northwest Independent School District GO, 5.00%, 02/15/21 (PSF)	40	42,382
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	116,552
Permanent University Fund — Texas A&M University System RB, 5.00%, 07/01/21	130	139,549
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/21	160	171,880
Pflugerville Independent School District GO, 5.00%, 02/15/21 (PSF)	50	52,978
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	135,280
Richardson Independent School District GO, 4.00%, 02/15/21 (PSF)	300	313,308

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB
5.00%, 05/15/21	$100	$106,877
Series A, 5.00%, 05/15/21	50	53,439
Series A, 5.00%, 05/15/21 (ETM)	5	5,342
Series B, 5.00%, 05/15/21	160	171,004
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	365,548
South Texas College GOL, 5.00%, 08/15/21	70	75,511
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	151,420
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21 (PSF)	115	121,677
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	269,630
State of Texas GO
5.00%, 04/01/21	250	266,157
5.00%, 10/01/21	305	330,562
Series A, 5.00%, 04/01/21	500	532,315
Series A, 5.00%, 08/01/21	35	37,718
Series A, 5.00%, 10/01/21	130	140,895
Series C, 5.00%, 08/01/21	20	21,553
Series D, 5.00%, 05/15/21	200	213,866
Series G, 5.00%, 08/01/21	100	107,766
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	97,872
Tarrant Regional Water District RB
5.00%, 03/01/21	120	127,351
6.00%, 09/01/21	250	275,020
Series A, 5.00%, 03/01/21	65	68,982
Texas State University System RB
4.50%, 03/15/21	15	15,821
5.00%, 03/15/21	125	132,844
Series A, 5.00%, 03/15/21	1,000	1,062,750
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	585	634,163
Series A, 5.00%, 04/01/21	680	723,826
Texas Water Development Board RB, Series A, 5.00%, 10/15/21	275	298,391
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	209,822
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	158,934
University of Houston RB, Series A, 5.00%, 02/15/21	150	158,886
University of North Texas System RB
5.00%, 04/15/21	225	239,600
Series A, 5.00%, 04/15/21	40	42,596
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	95,279
Series B, 4.00%, 08/15/21	80	84,692
Series B, 5.00%, 08/15/21	155	167,203
Series C, 5.00%, 08/15/21	280	302,044
Series D, 5.00%, 08/15/21	150	161,809
Series I, 5.00%, 08/15/21	260	280,470

		32,500,585

Utah — 0.9%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	105	111,786
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	79,378
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	105,535

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
State of Utah GO
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	$860	$923,855
Series A, 4.00%, 07/01/21	35	36,937
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	102,054
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	429,700
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	188,482
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	415	443,772
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	112,413

		2,533,912

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	615,788

Virginia — 6.8%
City of Alexandria VA, 5.00%, 07/15/21 (SAW)	35	37,679
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	40	43,131
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	162,941
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	81,176
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	149,972
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,113,040
Series A, 5.00%, 08/01/21	155	167,005
Series A, 5.00%, 08/15/21	210	226,577
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,165,681
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	211,144
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	100	108,471
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,353,100
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,190,728
Series B, 5.00%, 04/01/21 (SAW)	115	122,511
Series C, 5.00%, 10/01/21 (SAW)	350	379,648
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	623,343
County of Henrico VA GO, 5.00%, 07/15/21	380	409,089
County of Loudoun VA GO
5.00%, 12/01/21	40	43,615
5.00%, 12/01/21 (SAW)	170	185,363
Series A, 5.00%, 12/01/21 (SAW)	475	517,926
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	86,651
University of Virginia RB, Series B, 5.00%, 08/01/21	285	307,427
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/21	85	91,837
Series A, 5.00%, 02/01/21	705	746,151
Series A, 5.00%, 09/01/21	600	648,264
Series E-1, 5.00%, 02/01/21	170	179,923
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	100	106,392
5.00%, 05/15/21	825	882,956
5.00%, 09/15/21	470	509,222
5.00%, 05/15/25 (PR 05/15/21) (SAP)	1,175	1,256,463
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,600	1,710,928
Series B, 5.00%, 03/15/21	130	138,310
Series B, 5.00%, 09/15/21	75	81,259
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/21	320	344,851
Series B, 5.00%, 08/01/21	395	425,676

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 01/15/21 (SAW)	$125	$132,155
5.00%, 08/01/21 (SAW)	200	215,759
Series A, 5.00%, 08/01/21 (SAW)	35	37,754
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	554,673
Series B, 5.00%, 08/01/21 (NPFGC)	185	199,557
Series IV, 5.00%, 04/15/21	105	112,017
Virginia Resources Authority RB
5.00%, 10/01/21	200	216,584
5.00%, 11/01/21	655	711,356
Series A, 5.00%, 11/01/21	100	108,604
Series B, 5.00%, 11/01/21	240	260,650
Series B, 5.00%, 11/01/21 (SAW)	30	32,581

		19,390,140

Washington — 6.3%
Auburn School District No. 408 of King & Pierce Counties GO, 4.00%, 12/01/21 (GTD)	75	80,020
Central Puget Sound Regional Transit Authority RB
Series P1, 5.00%, 02/01/21	165	174,631
Series S-1, 5.00%, 11/01/21	300	325,953
City of Bellevue WA GOL, 5.00%, 12/01/21	525	572,318
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/21	115	122,392
City of Seattle WA GO, 5.00%, 12/01/21	460	501,124
City of Seattle WA GOL
4.50%, 03/01/21	50	52,673
5.00%, 09/01/21	110	118,824
5.00%, 11/01/21	425	461,665
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	75,631
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	295	318,730
Series A, 5.00%, 02/01/21	100	105,806
Series B, 5.00%, 04/01/21	300	319,284
Series C, 5.00%, 09/01/21	75	81,033
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	120	128,096
5.00%, 09/01/21	700	756,308
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	263,675
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	266,785
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/21	205	215,857
County of Clark WA GOL, 5.00%, 12/01/21	50	54,483
County of King WA GO, 5.00%, 12/01/21	125	136,266
County of King WA GOL
5.00%, 01/01/21	50	52,757
5.00%, 06/01/21	80	85,683
5.00%, 07/01/21	160	171,880
5.00%, 12/01/21	60	65,408
Series B, 5.00%, 12/01/21	115	125,365
Series E, 4.00%, 06/01/21	100	105,296
County of King WA Sewer Revenue RB
5.00%, 07/01/21	100	107,425
Series A, 5.00%, 01/01/21	80	84,411
Series B, 4.00%, 01/01/21	150	156,171
Series B, 5.00%, 07/01/21	225	241,706
Series B, 5.00%, 01/01/31 (PR 01/01/21)	1,560	1,643,522
Series C, 5.00%, 01/01/35 (PR 01/01/21)	210	221,548
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	123,907
County of Snohomish WA GOL, 5.00%, 12/01/21	150	163,338

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Energy Northwest RB, Series A, 5.00%, 07/01/21	$1,260	$1,354,284
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	191,963
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	54,410
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	190,689
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	48,741
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	54,458
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	147,798
Series A, 5.00%, 08/01/21	100	107,539
Series A, 5.25%, 07/01/21 (NPFGC)	235	253,325
Series B, 5.00%, 03/01/21	165	175,322
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	26,893
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	207,819
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	196,181
Snohomish County School District No. 2 Everett GO, 5.00%, 12/01/21 (GTD)	210	228,978
State of Washington COP
5.00%, 07/01/21	100	107,345
Series A, 5.00%, 07/01/21	455	488,420
Series B, 4.00%, 07/01/21	225	237,278
State of Washington GO
5.00%, 08/01/21	115	123,931
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a)	115	112,414
Series 2016-A, 5.00%, 07/01/21	240	257,866
Series A, 5.00%, 08/01/21	100	107,766
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,292,700
Series B, 5.00%, 07/01/21	160	171,910
Series B, 5.00%, 08/01/21	270	290,968
Series C, 0.00%, 06/01/21 (NPFGC)(a)	200	195,502
Series C, 5.00%, 06/01/21	100	107,123
Series D, 5.00%, 07/01/21	100	107,444
Series R, 5.00%, 07/01/21	255	273,982
Series R-2013A, 5.00%, 07/01/21	135	145,049
Series R-2015, 5.00%, 07/01/21	215	231,005
Series R-2015E, 5.00%, 07/01/21	500	537,220
State of Washington RB
Series A, 5.00%, 09/01/21	335	361,659
Series F, 5.00%, 09/01/21	215	232,110
University of Washington RB
5.00%, 07/01/21	35	37,585
Series A, 5.00%, 04/01/21	220	234,179
Series A, 5.00%, 07/01/21	430	461,755
Series B, 5.00%, 06/01/21	25	26,771
Series C, 5.00%, 07/01/21	55	59,062
Washington State University RB, 5.00%, 04/01/21	95	101,090

		18,020,505

West Virginia — 0.3%
State of West Virginia GO
5.00%, 11/01/21	200	217,394
Series A, 5.00%, 11/01/21	385	418,484

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	$175	$187,682
West Virginia University RB, Series B, 5.00%, 10/01/21	25	27,045
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	107,444

		958,049

Wisconsin — 2.1%
City of Milwaukee WI GO
5.00%, 05/01/21	25	26,687
Series N-3, 5.00%, 05/15/21	95	101,551
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	163,203
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	255	268,505
Series 1, 5.00%, 06/01/21 (ETM)	100	107,009
Series 2, 5.00%, 06/01/21 (ETM)	30	32,131
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/21	425	455,354
State of Wisconsin GO
5.00%, 05/01/21	205	218,942
Series 1, 5.00%, 05/01/21	635	678,186
Series 1, 5.00%, 11/01/21	345	375,005
Series 2, 4.00%, 11/01/21	335	356,718
Series 2, 5.00%, 05/01/21	155	165,542
Series 2, 5.00%, 11/01/21	290	315,221
Series 3, 5.00%, 11/01/21	605	657,617
Series B, 5.00%, 05/01/21	50	53,401
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21	405	435,229
Series 1, 5.00%, 07/01/21	545	585,679
Series 2, 5.00%, 07/01/21	495	531,946
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	53,191
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	412,974

		5,994,091

Total Municipal Debt Obligations — 98.7% (Cost: $280,496,321)		283,279,717

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.27%(d)(e)	164	163,761

Total Short-Term Investments — 0.1% (Cost: $163,750)		163,761

Total Investments in Securities — 98.8% (Cost: $280,660,071)		283,443,478

Other Assets, Less Liabilities — 1.2%		3,499,126

Net Assets — 100.0%		$286,942,604

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	98	66	164	$163,761	$5,484	$246	$11

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$283,279,717	$—	$283,279,717
Money Market Funds	163,761	—	—	163,761

	$163,761	$283,279,717	$—	$283,443,478

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation